Employee costs and share plans for employees - Bonus and share plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) plan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Bonus and share plans
Charge for share-based payments	$ 719	$ 660	$ 579
Payments made to the EBT upon the vesting of share awards	719	660	$ 579
Payments to acquire or redeem entity's shares	$ 521	81
Payments to employee benefit trust for purchase of shares prior to consolidation		$ 354
Bonus plans | UNITED STATES
Bonus and share plans
Number of Bonus plans operated by entity | plan	2